Equity (Tables)	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Share Capital

(a) Share capital

		30 June 2025	30 June 2024	30 June 2023	30 June 2025	30 June 2024	30 June 2023
	Notes	Shares	Shares	Shares	$	$	$
Ordinary shares
Ordinary Shares Fully paid		2,364,949,502	460,367,051	339,313,037	176,558,493	100,681,716	97,230,329
	7(a)(i)	2,364,949,502	460,367,051	339,313,037	176,558,493	100,681,716	97,230,329

Schedule of Movements in Ordinary Shares

(i) Movements in ordinary shares:

Details	Notes	Number of shares	Total $
Balance at 1 July 2022		255,433,248	86,758,783
Issue at $0.14 pursuant to institutional entitlement offer (2022-10-25)		39,878,805	5,583,033
Issue of forfeiture shares at $0.171 (2022-10-26)		1,149,417	196,550
Issue at $0.14 pursuant to rights issue (2022-11-25)		32,073,235	4,490,253
Issue at $0.143 upon Pharma 15 acquisition (2023-03-03)		10,412,934	1,482,360
Issue at $0.136 under employee incentive scheme (2023-04-28)		365,398	49,694
Less: Transaction costs arising on share issues		-	(1,330,344)

Balance at 30 June 2023		339,313,037	97,230,329

Balance at 1 July 2023		339,313,037	97,230,329
Issue at $0.070 pursuant to rights issue (2023-12-08)		30,197,244	2,113,808
Issue at $0.105 of forfeiture shares as per employment contract (2023-12-14)		2,128,815	223,526
Issue of ordinary shares at $0.0864 in lieu of cash for services rendered (2024-01-05)		1,200,013	103,681
Issue at $0.07 pursuant to rights issue shortfall (2024-01-31)		18,714,145	1,309,990
Issue at $0.07 pursuant to rights issue shortfall (2024-02-09)		1,950,000	136,500
Issue at $0.059 pursuant to Lind agreement (2024-02-14)		20,000,000	-
Issue at $0.059 as part of Pharma15 acquisition (2024-03-04)		25,856,470	1,297,022
Issue at $0.052 pursuant to Lind agreement (2024-03-12)		5,769,231	300,000
Issue at $0.045 pursuant to Lind agreement (2024-04-15)		6,666,667	300,000
Issue at $0.035 pursuant to Lind agreement (2024-05-16)		8,571,429	300,000
Less: Transaction costs arising on share issues		-	(2,633,140)
Balance at 30 June 2024		460,367,051	100,681,716

Balance at 1 July 2024		460,367,051	100,681,716
Issue of ordinary shares at $0.040 pursuant to issue of securities(2024-07-01)		597,130,727	23,885,229
Issue of ordinary shares at $0.040 pursuant to Tranche 2 placement shares (2024-08-21)		858,056,603	34,322,264
Issue of ordinary shares at $0.040 pursuant to Tranche 2 placement shares (2024-08-21)		14,031,195	561,248
Issue of ordinary shares at $0.050 pursuant to Lantheus investment (2024-08-23)		149,625,180	7,481,259
Issue of ordinary shares at $0.040 pursuant to issue of placement shares (2024-09-13)		93,750,000	3,750,000
Issue of ordinary shares at $0.036 pursuant to the achievement of a milestone (2024-12-13)		20,594,438	741,400
Issue of ordinary shares at $0.036 pursuant to forfeiture shares (2024-12-16)		7,091,615	219,840
Issue of ordinary shares at $0.060 pursuant to issue of placement shares to Lantheus (2025-01-20)		133,333,333	8,000,000
Issue of ordinary shares at $0.025 pursuant to a milestone payment (2025-06-12)		30,969,360	774,234

Less: Transaction costs arising on share issues		-	(3,858,697)
Balance at 30 June 2025		2,364,949,502	176,558,493

Schedule of Statement of Financial Position Line Item ‘Other Reserves’ and the Movements in These Reserves During the Year and Period	A description of the nature and purpose of each reserve is provided below the table.
		Shares to be issued	Share-based payments	Equity settled payments	Foreign currency translation	Total other reserves
	Notes	$	$	$	$	$
At 1 July 2022		-	6,554,312	573,865	(19,043)	7,109,134
Currency translation differences		-	-	-	(728,250)	(728,250)
Other comprehensive loss		-	-	-	(728,250)	(728,250)
Transactions with owners in their capacity as owners
Issue of options as part of forfeiture payments		-	-	(136,454)	-	(136,454)
Issue of shares as part of forfeiture payments		-	-	(107,410)	-	(107,410)
Issue of options	7(b)(ii)	-	4,224,437	-	-	4,224,437

At 30 June 2023		-	10,778,749	330,001	(747,293)	10,361,457

At 1 July 2023		-	10,778,749	330,001	(747,293)	10,361,457
Currency translation differences		-	-	-	202,956	202,956
Other comprehensive loss		-	-	-	202,956	202,956
Transactions with owners in their capacity as owners
Issue of options as part of forfeiture payments		-	44,796	(44,796)	-	-
Issue of shares as part of forfeiture payments		-	-	(147,038)	-	(147,038)
Issue of options	7(b)(ii)	-	3,327,468	-	-	3,327,468
Shares to be issued		24,185,229	-	-	-	24,185,229
At 30 June 2024		24,185,229	14,151,013	138,167	(544,337)	37,930,072

At 1 July 2024		24,185,229	14,151,013	138,167	(544,337)	37,930,072
Currency translation differences		-	-	-	464,034	464,034
Other comprehensive loss		24,185,229	14,151,013	138,167	(80,303)	38,394,106
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments			(136,454)	136,454		-
Issue of options as part of forfeiture payments		-	43,506	(43,506)	-	-
Issue of shares as part of placement		(23,885,229)	-	-		(23,885,229)
Issue of shares as part of forfeiture payments		-	-	(200,394)	-	(200,394)
Lapse of forfeiture payment		-	-	(30,721)	-	(30,721)
Issue of options		-	2,157,778	-	-	2,157,778
Cancellation of shares to be issued relating to Lind		(300,000)	-	-	-	(300,000)
Expiration of options		-	(2,797,451)	-	-	(2,797,451)
Forfeiture of options		-	(221,170)	-	-	(221,170)
At 30 June 2025		-	13,197,222	-	(80,303)	13,116,919

Schedule of Movements in Options

(ii) Movements in options:

Details	Number of options	Total $
Balance at 1 July 2022	41,553,372	6,554,312
Issue of listed options	79,352,040	493,580
Issue of ESOP unlisted options	32,804,903	1,859,699
Forfeiture of ESOP unlisted options	(2,000,000)	(136,454)
Expense for share-based payments for options previously issued	-	1,871,158

Balance at 30 June 2023	151,710,315	10,642,295
Issue of unlisted options*	16,455,224	763,778
Issue of ESOP unlisted options	18,795,456	742,379
Expense for share-based payments for options previously issued	-	1,866,107

Balance at 30 June 2024	186,960,995	14,014,559
Issue of unlisted options	968,815,574	29,985
Issue of ESOP unlisted options	164,472,155	1,396,110
Forfeiture of options	(4,351,176)	(221,170)
Expiration of options	(163,605,052)	(2,797,451)
Expense for share-based payments for options previously issued	-	775,189
Balance at 30 June 2025	1,152,292,496	13,197,222

*	The above number has been updated to include an additional 8,955,224 options valued at $343,028 that was not included in the table in prior years report.

Schedule of Other Equity	(c) Other equity
	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Contingent issue of equity	849,544	849,544	849,544
Deferred issue of equity	-	-	1,297,022
	849,544	849,544	2,146,566